Significant Accounting Policies (Details 5)				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW	Dec. 31, 2013 KRW	Dec. 31, 2014 Online Game Product Development Costs KRW	Dec. 31, 2013 Online Game Product Development Costs KRW	Dec. 31, 2012 Online Game Product Development Costs KRW	Dec. 31, 2014 Internal Use Software And Website KRW	Dec. 31, 2013 Internal Use Software And Website KRW
Intangible assets
Capitalized software development costs	$ 7,840,000	8,553,000,000	12,543,000,000	8,553,000,000	12,543,000,000		0	90,000,000
Amortization expense for the period				3,990,000,000	4,613,000,000	3,852,000,000
Impairment losses				0	534,000,000		0	245,000,000